UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [    ]; Amendment Number:
This Amendment  (Check only one.) :  [    ]  is a restatement.
                                     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Davidson Trust Co.
Address:        8 Third Street North
                Great Falls, MT 59401

13F File Number: 28-10302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Arthur P. Sims
Title:		President
Phone:		800-634-5526

Signature, Place, and Date of Signing:



______________________________     _________________________     ______________
         [Signature]                     [City, State]               [Date]

         Arthur P. Sims              Great Falls, Montana        Sep. 30, 2005

Report Type  (Check only one.):

[ ]          13F HOLDINGS REPORT.

[ ]          13F NOTICE.

[X]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
--------------------    ------------------------------
28-10301		Davidson Investment Advisors

FORM 13F  SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	          None

Form 13F Information Table Entry Total:             54

Form 13F Information Table Value Total:    $20,529,000


List of Other Included Managers:		  None

FORM 13F INFORMATION TABLE

            COLUMN1                 COLUMN2      COLUMN3  COLUMN4       COLUMN5      COLUMN6    COLUMN7             COLUMN8
______________________________ ________________ _________ ________ _________________ _______ ____________ __________________________
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT     OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101 429      5862     SH       SOLE                 5862
ALBERTSONS INC.                COM              013104104 229      8985     SH       SOLE                 8985
AMERICAN INTERNATIONAL GROUP,  COM              026874107 211      3435     SH       SOLE                 3435
AMGEN                          COM              031162100 208      2615     SH       SOLE                 2615
ANHEUSER BUSCH COMPANIES, INC. COM              035229103 239      5580     SH       SOLE                 5580
B J SERVICES CO                COM              055482103 234      6530     SH       SOLE                 6530
BANK OF AMERICA CORP           COM              060505104 434      10332    SH       SOLE                 10332
BAXTER INTERNATIONAL CORP.     COM              071813109 203      5110     SH       SOLE                 5110
BECTON DICKINSON & CO          COM              075887109 211      4045     SH       SOLE                 4045
BP PLC ADS                     COM              055622104 533      7543     SH       SOLE                 7543
BRISTOL MYERS SQUIBB COMPANY   COM              110122108 233      9705     SH       SOLE                 9705
CHEVRON CORPORATION            COM              166764100 948      14670    SH       SOLE                 14670
CITIGROUP INC                  COM              172967101 265      5851     SH       SOLE                 5851
COCA-COLA CO                   COM              191216100 245      5700     SH       SOLE                 5700
CONOCOPHILLIPS                 COM              20825C104 236      3384     SH       SOLE                 3384
DOW CHEMICAL                   COM              260543103 230      5558     SH       SOLE                 5558
DUPONT E I DE NEMOURS & COMPAN COM              263534109 247      6343     SH       SOLE                 6343
EXXON MOBIL CORPORATION        COM              30231G102 3117     49079    SH       SOLE                 49079
FORTUNE BRANDS INC             COM              349631101 238      2934     SH       SOLE                 2934
GENERAL ELECTRIC COMPANY       COM              369604103 1035     30752    SH       SOLE                 30752
GLACIER BANCORP INC (MT) NEW   COM              37637Q105 444      14414    SH       SOLE                 14414
H. J. HEINZ COMPANY            COM              423074103 200      5510     SH       SOLE                 5510
INTEL CORP                     COM              458140100 431      17546    SH       SOLE                 17546
ISHARES MSCI EAFE INDEX FD     COM              464287465 545      9393     SH       SOLE                 9393
JOHNSON & JOHNSON              COM              478160104 509      8063     SH       SOLE                 8063
JP MORGAN CHASE & CO           COM              46625H100 200      5923     SH       SOLE                 5923
LATTICE SEMICONDUCTOR CORP     COM              518415104 44       10690    SH       SOLE                 10690
MATTEL INC                     COM              577081102 188      11305    SH       SOLE                 11305
MDU RESOURCES GROUP, INC.      COM              552690109 353      9940     SH       SOLE                 9940
MERCK & COMPANY, INC.          COM              589331107 267      9835     SH       SOLE                 9835
MGIC INVESTMENT CORP           COM              552848103 204      3200     SH       SOLE                 3200
MICRON TECHNOLOGY INC          COM              595112103 224      16920    SH       SOLE                 16920
MICROSOFT CORP.                COM              594918104 254      9920     SH       SOLE                 9920
MOTOROLA INC                   COM              620076109 498      22654    SH       SOLE                 22654
PEPSICO INC.                   COM              713448108 217      3846     SH       SOLE                 3846
PFIZER INC.                    COM              717081103 474      19025    SH       SOLE                 19025
PNC BANK CORP                  COM              693475105 212      3670     SH       SOLE                 3670
RAYTHEON CO                    COM              755111507 223      5885     SH       SOLE                 5885
ROYAL DUTCH SHELL PLC-CL A ADR COM              780259206 347      5300     SH       SOLE                 5300
SAFEWAY STORES INC             COM              786514208 253      9925     SH       SOLE                 9925
SPRINT CORP                    COM              852061100 256      10806    SH       SOLE                 10806
SPX CORP                       COM              784635104 237      5190     SH       SOLE                 5190
SUN LIFE FINANCIAL INC         COM              866796105 489      13059    SH       SOLE                 13059
TARGET CORP                    COM              87612E106 260      5025     SH       SOLE                 5025
TEXAS INSTRUMENTS              COM              882508104 284      8399     SH       SOLE                 8399
TIDEWATER INC                  COM              886423102 302      6230     SH       SOLE                 6230
UNION PACIFIC CORPORATION      COM              907818108 260      3640     SH       SOLE                 3640
UNITED TECHNOLOGIES CORPORATIO COM              913017109 390      7549     SH       SOLE                 7549
VERIZON COMMUNICATIONS         COM              92343V104 368      11289    SH       SOLE                 11289
VIACOM INC CL B                COM              925524308 257      7810     SH       SOLE                 7810
WASHINGTON MUTUAL INC          COM              939322103 270      6899     SH       SOLE                 6899
WELLS FARGO & CO (NEW)         COM              949746101 855      14613    SH       SOLE                 14613
WYETH                          COM              983024100 249      5400     SH       SOLE                 5400
XEROX CORPORATION              COM              984121103 240      17680    SH       SOLE                 17680